Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (766,705)	[1]	$ (1,394,701)	[1]	$ 196,697
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		131,936	[1]	165,675	[1]	(81,850)
Interest credited to policyholders’ account balances		445,215	[1]	(151,389)	[1]	233,375
Realized investment gains (losses), net		(336,382)	[1]	386,894	[1]	62,976
Change in value of market risk benefits, net of related hedging (gains) losses		700,581	[2]	4,222,530	[2]	0
Change in:
Future policy benefits and other insurance liabilities		3,743,780	[1]	1,831,520	[1]	2,658,195
Reinsurance recoverables		(2,254,290)	[1]	(1,134,683)	[1]	(2,440,532)
Accrued investment income		(58,762)		(66,414)		(4,165)
Net payables to/receivables from parent and affiliates		80,370		(16,904)		(145,743)
Deferred policy acquisition costs		(442,303)	[1]	(4,067,946)	[1]	(617,907)
Income taxes		(334,769)	[1]	(842,107)	[1]	(142,196)
Derivatives, net		(651,654)		(1,193,004)		10,969
Other, net	[3]	1,567,947	[1]	1,376,588	[1]	(108,941)
Cash flows from (used in) operating activities		1,824,964		(883,941)		(379,122)
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale		1,688,079		1,251,269		385,245
Fixed maturities, trading		907,941		914,662		0
Equity securities		242,292		100,151		5,043
Policy loans		169,723		172,932		174,208
Ceded policy loans		(112,164)		(13,387)		(12,863)
Short-term investments		632,069		221,645		371,508
Commercial mortgage and other loans		196,672		280,103		123,124
Other invested assets		60,349		302,692		16,280
Payments for the purchase/origination of:
Fixed maturities, available-for-sale		(7,009,578)		(2,504,582)		(1,269,808)
Fixed maturities, trading		(425,267)		(117,247)		(13,418)
Equity securities		(281,684)		(98,122)		(99,871)
Policy loans		(144,764)		(122,297)		(137,133)
Ceded policy loans		71,402		12,161		20,053
Short-term investments		(558,161)		(317,593)		(421,495)
Commercial mortgage and other loans		(1,076,351)		(565,222)		(165,398)
Other invested assets		(166,345)		(148,842)		(74,231)
Notes receivable from parent and affiliates, net		771		(54,026)		905
Derivatives, net		(366,805)		(3,234)		(4,048)
Other, net		57,687		(10,392)		2,290
Cash flows from (used in) investing activities		(6,114,134)		(699,329)		(1,099,609)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits		9,996,128		5,690,619		4,775,163
Ceded policyholders’ account deposits		(1,216,195)		(1,149,254)		(3,479,973)
Policyholders’ account withdrawals		(3,727,579)		(3,927,948)		(3,291,806)
Ceded policyholders’ account withdrawals		638,392		326,680		2,709,182
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities		83,762		287		(4,804)
Contributed capital		0		776,657		575,000
Contributed (distributed) capital - parent/child asset transfers		(11,478)		(6,148)		(2,458)
Net change in financing arrangements (maturities 90 days or less)		584		0		(2,845)
Proceeds from the issuance of debt (maturities longer than 90 days)		0		323,839		0
Drafts outstanding		63,579		43,741		40,514
Other, net		(59,327)		(3,251)		24,538
Cash flows from (used in) financing activities		5,767,866		2,075,222		1,342,511
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,478,696		491,952		(136,220)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		918,931		426,979		563,199
CASH AND CASH EQUIVALENTS, END OF YEAR		2,397,627		918,931		426,979
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)		39,201		391,015		11,948
Interest paid		$ 7,863		$ 6,341		$ 2,783

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[3]	Prior periods have been reclassified to conform to the current period presentation.